Share-based Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended		12 Months Ended	57 Months Ended
	Feb. 14, 2017	May 11, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-cash stock compensation expense not yet recognized			$ 60.6			$ 60.6
Unrecognized stock-based compensation expense, weighted average period (years)			2 years 2 months 12 days
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 15.9		$ 10.8
Stock units granted			183,301
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 15.0		$ 10.3
Stock units granted			87,794
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted						274,628
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period			2014
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted			262,993			262,993
Cumulative EPS vesting period			2020
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			6,000,000			6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			400,000			400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance	400,000
Percentage of option price for fair value of ordinary share			100.00%
Employee Stock Plan, 2008 Plan | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance	1,000,000
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			6,000,000			6,000,000
Maximum number of award as percentage of shares outstanding			10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			400,000			400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period			5 years
Shares expiration period			8 years
Weighted average contractual term of options outstanding			4 years 11 months 19 days
Weighted average fair value per option			$ 11.56
Exercisable - number of shares			612,869			612,869
Exercisable - weighted average remaining contractual life			3 years 8 months 16 days
Exercisable - weighted average exercise price			$ 39.86			$ 39.86
Fully vested total intrinsic value			$ 45.4			$ 45.4
Intrinsic value of option exercised			$ 21.8	$ 12.5
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options outstanding fair value			$ 8.53			$ 8.53
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding			8 years
Options outstanding fair value			$ 25.99			$ 25.99
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			1,000,000			1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance		2,500,000
Ordinary shares which have been reserved for issuance		4,100,000